UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-21750

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
(Exact name of registrant as specified in charter)

717 Texas Avenue, Suite 3100, Houston, Texas (Address of principal executive offices)	77002 (Zip code)

David Shladovsky, Esq.
KA Fund Advisors, LLC, 717 Texas Avenue, Suite 3100, Houston, Texas 77002
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (713) 493-2020

Date of fiscal year end:  November 30, 2011

Date of reporting period:  February 28, 2011

Item 1:	Schedule of Investments

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2011
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

	No. of
Description	Shares/Units	Value

Long-Term Investments — 139.2%
Equity Investments(1) — 119.7%
United States — 100.2%
MLP(2)(3) — 35.0%
Alliance Holdings GP, L.P.	86	$4,763
Buckeye Partners, L.P.	83	5,366
Buckeye Partners, L.P. — Unregistered, Class B Units(4)(5)	89	4,984
Chesapeake Midstream Partners, L.P.	57	1,474
Copano Energy, L.L.C.(6)	345	12,479
Crestwood Midstream Partners LP	125	3,767
Crosstex Energy, L.P.	97	1,655
DCP Midstream Partners, LP	487	20,569
Energy Transfer Equity, L.P.(6)	299	12,007
Energy Transfer Partners, L.P.(6)	246	13,512
Enterprise Products Partners L.P.(6)	594	25,877
Exterran Partners, L.P.	444	13,183
Global Partners LP	292	7,981
Holly Energy Partners, L.P.	77	4,580
Inergy, L.P.(6)	386	15,994
Magellan Midstream Partners, L.P.(6)	22	1,320
MarkWest Energy Partners, L.P.(6)	588	26,379
Martin Midstream Partners L.P.	227	8,980
ONEOK Partners, L.P.(6)	30	2,510
PAA Natural Gas Storage, L.P. — Unregistered(4)	234	5,307
Penn Virginia GP Holdings, L.P.	571	15,192
Penn Virginia Resource Partners, L.P.	41	1,183
Plains All American Pipeline, L.P.(7)	1,113	72,883
Regency Energy Partners LP	611	16,954
Targa Resources Partners LP	265	9,087
Teekay LNG Partners L.P.	208	7,929
TransMontaigne Partners L.P.	33	1,320
Western Gas Partners, LP	223	8,097
Williams Partners L.P.	596	30,920

		356,252

MLP Affiliates — 27.4%
Enbridge Energy Management, L.L.C.(5)	1,992	133,189
Kinder Morgan Management, LLC(5)	2,217	145,484

		278,673

Marine Transportation — 22.6%
Baltic Trading Limited	211	1,997
Capital Product Partners L.P.	2,449	23,807
Costamare Inc.	476	7,985
Crude Carriers Corp.	288	4,389
DHT Holdings, Inc.	1,701	7,909
Frontline Ltd.(6)	175	4,723
Genco Shipping & Trading Limited(8)	150	1,821
Knightsbridge Tankers Limited(6)	1,028	25,079
Navios Maritime Holdings Inc.(6)	159	899
Navios Maritime Partners L.P.	2,129	42,278
Overseas Shipholding Group, Inc.(6)	134	4,529
Safe Bulkers, Inc.	1,600	14,637
Seaspan Corporation — 9.5% Series C Cumulative Redeemable Perpetual Preferred Shares(9)	400	10,612

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2011
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

	No. of
Description	Shares/Units	Value

Marine Transportation (continued)
Teekay Offshore Partners L.P.	1,660	$47,765
Teekay Tankers Ltd.	2,961	31,655

		230,085

Midstream & Other — 9.6%
CenterPoint Energy, Inc.	435	6,892
Kinder Morgan, Inc.	938	28,606
NiSource Inc.	264	5,062
ONEOK, Inc.(6)	441	28,503
Questar Corporation	87	1,555
Sempra Energy(6)	125	6,654
The Southern Company	100	3,811
Spectra Energy Corp	165	4,414
Targa Resources Corp.	79	2,595
The Williams Companies, Inc.(6)	339	10,277

		98,369

Coal — 4.2%
Alpha Natural Resources, Inc.(6)(8)	319	17,301
Arch Coal, Inc.(6)	76	2,548
CONSOL Energy Inc.(6)	139	7,033
Massey Energy Company(6)	62	3,895
Patriot Coal Corporation(6)	100	2,360
Peabody Energy Corporation(6)	80	5,246
Teck Resources Limited(6)	75	4,157

		42,540

Income Trust — 1.4%
Permian Basin Royalty Trust	646	14,101

Total United States (Cost — $670,975)		1,020,020

Canada — 19.5%
Income Trust — 19.5%
Bonavista Energy Corporation	804	25,373
Bonterra Energy Corp.	37	2,333
Crescent Point Energy Corp.	710	34,320
Enerplus Corporation(6)	1,556	50,818
Keyera Corp.	106	4,122
Macquarie Power and Infrastructure Corporation	125	1,048
NAL Energy Corporation	2,107	31,493
Northland Power Inc.	205	3,374
Penn West Petroleum Ltd	122	3,530
Provident Energy Ltd.	188	1,590
Vermilion Energy Inc.	215	11,271
Veresen Inc.	200	2,680
Westshore Terminals Investment Corporation	553	12,264
Zargon Oil & Gas Ltd.	597	14,611

Total Canada (Cost — $153,105)		198,827

Total Equity Investments (Cost — $824,080)		1,218,847

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2011
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

	Interest	Maturity	Principal
Description	Rate	Date	Amount	Value

Debt Investments — 19.5%
United States — 18.7%
Upstream — 8.9%
Antero Resources LLC	9.375%	12/1/17	$18,500	$19,980
Carrizo Oil & Gas, Inc.	8.625	10/15/18	17,200	18,275
Chaparral Energy, Inc.	8.250	9/1/21	3,250	3,307
Comstock Resources, Inc.	7.750	4/1/19	3,000	3,015
Hilcorp Energy Company	7.625	4/15/21	5,000	5,275
Oasis Petroleum Inc.	7.250	2/1/19	4,000	4,060
Penn Virginia Corporation	10.375	6/15/16	6,340	7,117
Petroleum Development Corporation	12.000	2/15/18	6,080	6,870
Rosetta Resources Inc.	9.500	4/15/18	13,500	14,951
Southern Pacific Resource Corp.	(10)	1/15/16	8,000	8,160

				91,010

Marine Transportation — 3.6%
Genco Shipping & Trading Limited(11)	5.000	8/15/15	4,000	3,965
Navios Maritime Acquisition Corporation	8.625	11/1/17	10,350	10,790
Navios Maritime Holdings Inc.	8.125	2/15/19	10,000	10,000
Overseas Shipholding Group, Inc.	7.500	2/15/24	13,497	11,810

				36,565

Coal — 3.4%
Foresight Energy LLC	9.625	8/15/17	21,000	22,575
Patriot Coal Corporation	8.250	4/30/18	10,736	11,487

				34,062

Midstream — 2.2%
Crestwood Holdings Partners, LLC	(12)	10/1/16	17,223	17,826
El Paso Corporation	7.750	1/15/32	4,035	4,272

				22,098

Other — 0.6%
Basic Energy Services, Inc.	7.750	2/15/19	1,750	1,816
Holly Corporation	9.875	6/15/17	4,115	4,578

				6,394

Total United States (Cost — $181,244)				190,129

Canada — 0.8%
Upstream — 0.8%
Paramount Resources Ltd. (Cost — $7,306)	8.250	12/13/17	(13)	8,029

Total Debt Investments (Cost — $188,550)				198,158

Total Long-Term Investments (Cost — $1,012,630)				1,417,005

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2011
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

	Interest	Maturity	No. of
Description	Rate	Date	Contracts	Value

Short-Term Investment — 1.6%
Repurchase Agreement — 1.6%
J.P. Morgan Securities Inc. (Agreement dated 2/28/11 to be repurchased at $16,822), collateralized by $17,158 in U.S. Treasury securities (Cost — $16,822)	0.050%	3/1/11		$16,822

Total Investments — 140.8% (Cost — $1,029,452)				1,433,827

Liabilities
Call Option Contracts Written(8)
Coal
Alpha Natural Resources, Inc., call option expiring 3/18/11 @ $57.50			1,100	(88)
Arch Coal, Inc., call option expiring 3/18/11 @ $33.00			200	(28)
Arch Coal, Inc., call option expiring 3/18/11 @ $34.00			200	(17)
CONSOL Energy Inc., call option expiring 3/18/11 @ $47.00			300	(122)
CONSOL Energy Inc., call option expiring 3/18/11 @ $50.00			700	(150)
Massey Energy Company, call option expiring 3/18/11 @ $65.00			600	(60)
Patriot Coal Corporation, call option expiring 3/18/11 @ $24.00			250	(25)
Patriot Coal Corporation, call option expiring 3/18/11 @ $25.00			250	(16)
Peabody Energy Corporation, call option expiring 3/18/11 @ $65.00			250	(50)
Teck Resources Limited, call option expiring 3/18/11 @ $55.00			200	(41)
Teck Resources Limited, call option expiring 3/18/11 @ $60.00			150	(6)
Teck Resources Limited, call option expiring 3/18/11 @ $65.00			22	(1)

				(604)

Marine Transportation
Frontline Ltd., call option expiring 3/18/11 @ $28.00			800	(35)
Knightsbridge Tankers Limited, call option expiring 3/18/11 @ $25.00			622	(28)
Navios Maritime Holdings Inc., call option expiring 3/18/11 @ $5.00			1,000	(65)
Overseas Shipholding Group Inc., call option expiring 3/18/11 @ $35.00			600	(36)

				(164)

MLP
Copano Energy, L.L.C., call option expiring 3/18/11 @ $35.00			294	(34)
Energy Transfer Equity, L.P., call option expiring 3/18/11 @ $40.00			800	(60)
Energy Transfer Partners, L.P. , call option expiring 3/18/11 @ $55.00			800	(52)
Enterprise Products Partners L.P., call option expiring 3/18/11 @ $43.00			975	(93)
Inergy, L.P., call option expiring 3/18/11 @ $40.00			260	(43)
Magellan Midstream Partners, L.P., call option expiring 3/18/11 @ $57.50			100	(26)
MarkWest Energy Partners, L.P., call option expiring 3/18/11 @ $43.00			700	(159)
ONEOK Partners, L.P., call option expiring 3/18/11 @ $80.00			75	(26)

				(493)

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2011
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

	No. of
Description	Contracts	Value

Liabilities
Call Option Contracts Written(8) (continued)
Midstream & Other
ONEOK, Inc., call option expiring 3/18/11 @ $60.00	600	$(285)
Sempra Energy, call option expiring 3/18/11 @ $52.50	500	(59)
The Williams Companies, Inc., call option expiring 3/18/11 @ $30.00	250	(21)
The Williams Companies, Inc., call option expiring 3/18/11 @ $31.00	400	(13)

		(378)

Total United States (Premium Received — $1,375)		(1,639)

Canada
Income Trust
Enerplus Corporation, call option expiring 3/18/11 @ $31.00	1,000	(120)
Enerplus Corporation, call option expiring 3/18/11 @ $32.00	1,000	(70)

Total Canada (Premium Received — $112)		(190)

Total Call Option Contracts Written (Premium Received — $1,487)		(1,829)

Revolving Credit Facility		(69,000)
Senior Unsecured Notes		(250,000)
Mandatory Redeemable Preferred Stock at Liquidation Value		(90,000)
Other Liabilities		(21,755)

Total Liabilities		(432,584)
Other Assets		17,007

Total Liabilities in Excess of Other Assets		(415,577)

Net Assets Applicable To Common Stockholders		$1,018,250

(1)	Unless otherwise noted, equity investments are common units/common shares.

(2)	Securities are treated as a publicly-traded partnership for regulated investment company (“RIC”) qualification purposes. To qualify as a RIC for tax purposes, the Kayne Anderson Energy Total Return Fund, Inc. (the “Fund”) may directly invest up to 25% of its total assets in equity and debt securities of entities treated as publicly-traded partnerships. The Fund had less than 25% of its total assets invested in publicly-traded partnerships at February 28, 2011. It is the Fund’s intention to be treated as a RIC for tax purposes.

(3)	Includes limited liability companies.

(4)	Fair valued security, restricted from public sale.

(5)	Distributions are paid-in-kind.

(6)	Security or a portion thereof is segregated as collateral on option contracts written.

(7)	The Fund believes that it is an affiliate of Plains All American Pipeline, L.P.

(8)	Security is non-income producing.

(9)	Security is not currently paying cash distributions but is expected to pay cash distributions within the next 12 months.

(10)	Floating rate second lien senior secured term loan. Security pays interest at a rate of LIBOR + 850 basis points, with a 2% LIBOR floor (10.50% as of February 28, 2011).

(11)	Security is convertible into common shares of the issuer.

(12)	Floating rate first lien senior secured term loan. Security pays interest at a rate of LIBOR + 850 basis points, with a 2% LIBOR floor (10.50% as of February 28, 2011).

(13)	Principal amount is 7,500 Canadian dollars.

From time to time, certain of the Fund’s investments may be restricted as to resale. For instance, private investments that are not registered under the Securities Act of 1933, as amended, cannot be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Fund’s investments have restrictions such as lock-up agreements that preclude the Fund from offering these securities for public sale.

At February 28, 2011, the Fund held the following restricted investments:

				Number of
				Units,			Fair	Percent	Percent
		Acquisition	Type of	Principal ($)	Cost	Fair	Value	of Net	of Total
Investment	Security	Date	Restriction	(in 000s)	Basis	Value	per Unit	Assets	Assets

Level 3 Investments(1)
Buckeye Partners, L.P.	Class B Units	1/18/11	(2)	89	$5,000	$4,984	$55.85	0.5%	0.3%
PAA Natural Gas Storage, L.P.	Common Units	2/8/11	(2)	234	4,950	5,307	22.72	0.5	0.4

Total					$9,950	$10,291		1.0%	0.7%

Level 2 Investments(3)
Basic Energy Services, Inc.	Senior Notes	2/3/11	(2)	$1,750	$1,750	$1,816	n/a	0.2%	0.1%
Carrizo Oil & Gas, Inc.	Senior Notes	(4)	(2)	17,200	17,240	18,275	n/a	1.8	1.3
Chaparral Energy, Inc.	Senior Notes	2/7/11	(2)	3,250	3,250	3,307	n/a	0.3	0.2
Crestwood Holdings Partners, LLC	Secured Term Loan	(4)	(5)	17,223	16,927	17,826	n/a	1.8	1.2
Foresight Energy LLC	Senior Notes	(4)	(5)	21,000	21,396	22,575	n/a	2.2	1.6
Hilcorp Energy Company	Senior Notes	10/7/10	(5)	5,000	5,000	5,275	n/a	0.5	0.4
Navios Maritime Holdings Inc.	Senior Notes	1/13/11, 1/20/11	(2)	10,000	10,007	10,000	n/a	1.0	0.7
Oasis Petroleum Inc.	Senior Notes	1/28/11	(2)	4,000	4,000	4,060	n/a	0.4	0.3
Paramount Resources Ltd.	Senior Notes	11/30/10	(2)	(6)	7,306	8,029	n/a	0.8	0.6
Southern Pacific Resource Corp.	Secured Term Loan	(4)	(2)	8,000	8,017	8,160	n/a	0.8	0.6

Total					$94,893	$99,323		9.8%	7.0%

Total of all restricted securities					$104,843	$109,614		10.8%	7.7%

(1)	Securities are valued using inputs reflecting the Fund’s own assumptions.

(2)	Unregistered security of a public company.

(3)	These securities have a fair market value determined by the mean of the bid and ask prices provided by a syndicate bank, principal market maker or an independent pricing service. These securities have limited trading volume and are not listed on a national exchange.

(4)	Security was acquired at various dates during the fiscal year ended November 30, 2010 or the quarter ended February 28, 2011.

(5)	Unregistered security of a private company.

(6)	Principal amount is 7,500 Canadian dollars.

At February 28, 2011, the cost basis of investments for federal income tax purposes was $1,053,622. At February 28, 2011, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$394,430
Gross unrealized depreciation	(14,226)

Net unrealized appreciation	$380,206

The identified cost basis of federal tax purposes is estimated based on information available from the Fund’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included above.

As required by the Fair Value Measurement and Disclosures of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 — Quoted unadjusted prices for identical instruments in active markets traded on a national exchange to which the Fund has access at the date of measurement.

•	Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•	Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Note that the valuation levels below are not necessarily an indication of the risk or liquidity associated with the underlying investment. For instance, the Fund’s repurchase agreements, which are collateralized by U.S. Treasury securities, are generally high quality and liquid; however, the Fund reflects these repurchase agreements as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following table presents the Fund’s assets and liabilities measured at fair value on a recurring basis at February 28, 2011. The Fund presents these assets by security type and description on its Schedule of Investments.

		Quoted Prices in	Prices with Other	Unobservable
		Active Markets	Observable Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Assets at Fair Value
Equity investments	$1,218,847	$1,208,556	$—	$10,291
Debt investments	198,158	—	198,158	—
Repurchase agreement	16,822	—	16,822	—

Total assets at fair value	$1,433,827	$1,208,556	$214,980	$10,291

Liabilities at Fair Value
Call option contracts written	$1,829	$—	$1,829	$—

For the three months ended February 28, 2011, there were no transfers between Level 1 and Level 2.

The following table presents the Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the three months ended February 28, 2011.

Long-Term
Investments

Assets at Fair Value Using Unobservable Inputs (Level 3)
Balance — November 30, 2010	$—
Transfers in/out of Level 3	(5,000)
Realized gain (losses)	—
Unrealized gains, net	341
Purchases, issuances or settlements	14,950

Balance — February 28, 2011	$10,291

The $341 of net unrealized gains presented in the table above for the three months ended February 28, 2011 relate to investments that were still held at February 28, 2011.

The purchases, issuances or settlements of $14,950 for the three months ended February 28, 2011 relate to the Fund’s investments in Buckeye Partners, L.P. (Class B Units), Buckeye Partners, L.P. (Common Units) and PAA Natural Gas Storage, L.P. The Fund’s investment in the common units of Buckeye Partners, L.P., which is noted as a transfer out of Level 3 in the table above, became registered effective February 15, 2011.

The Fund did not have any liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at February 28, 2011.

As required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification, the following are the derivative instruments and hedging activities of the Fund. The following table sets forth the fair value of the Fund’s derivative instruments.

	Statement of Assets and	Fair Value as of
Derivatives Not Accounted for as Hedging Instruments	Liabilities Location	February 28, 2011

Liabilities
Call options	Call option contracts written	$(1,829)

The following tables set forth the effect of the Fund’s derivative instruments.

For the Three Months
Ended February 28, 2011
Net Change in
		Net Realized	Unrealized
	Location of Gains	Gains/(Losses)	Gains/(Losses)
	on Derivatives	on Derivatives	on Derivatives
	Recognized	Recognized	Recognized
Derivatives Not Accounted for as Hedging Instruments	in Income	in Income	in Income

Call options	Options	$1,231	$(398)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund’s annual report previously filed with the Securities and Exchange Commission on form N-CSR on February 4, 2011 with a file number 811-21750.

Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.kaynefunds.com; or on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:	Controls and Procedures

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits

1. The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

/s/  Kevin S. McCarthy
Name:     Kevin S. McCarthy

Title:	Chairman of the Board of Directors,
President and Chief Executive Officer
Date: April 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/  Kevin S. McCarthy
Name:     Kevin S. McCarthy

Title:	Chairman of the Board of Directors,
President and Chief Executive Officer
Date: April 29, 2011

/s/  Terry A. Hart
Name:     Terry A. Hart

Title:	Chief Financial Officer and Treasurer
Date: April 29, 2011